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                     METROPOLITAN LIFE SEPARATE ACCOUNT E
               PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON AND
                            AFTER OCTOBER 7, 2011)

                       SUPPLEMENT DATED OCTOBER 24, 2011
                    TO THE PROSPECTUS DATED OCTOBER 7, 2011

This supplement describes changes to the optional GMIB Max II and EDB Max II benefits that will be effective for Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company (offered on and after October 7, 2011) ("MetLife", "we," "us," or "our"). This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy. If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at your Administrative Office after the close of the New York Stock Exchange on December 2, 2011.

In order to receive the current versions of the GMIB Max II and/or EDB Max II benefits, your application and necessary information must be received by your Administrative Office, in good order, before the close of the New York Stock Exchange on December 2, 2011. For purchases of the Contract subject to Regulation No. 60 (11 NYCRR 51) (a "Reg 60 Transaction") in New York, this means that the paperwork we require to initiate the Reg 60 Transaction must be received by your Administrative Office, in good order, before the close of the New York Stock Exchange on December 2, 2011. The application for the Contract and additional required paperwork must be received by your Administrative Office, in good order, before the close of the New York Stock Exchange on February 17, 2012.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the Prospectus dated October 7, 2011. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

I. GMIB MAX II -- RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we receive your application and necessary information, in good order, at your Administrative Office after the close of the New York Stock Exchange on December 2, 2011, and you elect the Guaranteed Minimum Income Benefit Max II ("GMIB Max II") optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on April 27, 2012. You will still be permitted to transfer Account Value among the five GMIB Max investment portfolios. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans. Please see "Investment Allocation Restrictions for Certain Optional Benefits -- Potential Restrictions on Subsequent Purchase Payments" and "Living Benefits -- Guaranteed Income Benefits -- Potential Restrictions on Subsequent Purchase Payments for GMIB Max II" in the Prospectus.

In the event the subsequent purchase payment restriction will be in effect in your state as of a date later than April 27, 2012, we will notify you in writing. We will inform you in advance of the new date when the restriction will be in effect in your state.

II. EDB MAX II -- RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we receive your application and necessary information, in good order, at your Administrative Office after the close of the New York Stock Exchange on December 2, 2011, and you elect the Enhanced Death Benefit Max II ("EDB Max II") optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on April 27, 2012. You will still be permitted to transfer Account Value among

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the five EDB Max investment portfolios. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans. Please see "Investment Allocation Restrictions for Certain Optional Benefits -- Potential Restrictions on Subsequent Purchase Payments" and "Optional Death Benefits -- The Enhanced Death Benefit Max II ("EDB Max II") and Enhanced Death Benefit III ("EDB III") -- Potential Restrictions on Subsequent Purchase Payments for EDB Max II" in the Prospectus.

In the event the subsequent purchase payment restriction will be in effect in your state as of a date later than April 27, 2012, we will notify you in writing. We will inform you in advance of the new date when the restriction will be in effect in your state.





       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

PO Box 10342 (MetLife)                                 Telephone: (800) 638-7732
PO Box 14594 (NEF)                                     Telephone: (800) 435-4117
Des Moines, IA 50306-0342

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